Pacer Aristotle Pacific Floating Rate High Income ETF
Schedule of Investments
January 31, 2026 (Unaudited)

BANK LOANS - 59.7%	Par	Value
Communication Services - 1.0%
MH Sub I LLC, First Lien, 7.97% (1 mo. Term SOFR + 4.25%), 05/03/2028	$2,000,000	$1,821,430
StubHub Holdco Sub LLC, Senior Secured First Lien, 8.42% (1 mo. SOFR US + 4.75%), 03/15/2030	4,623,337	4,619,014
		6,440,444

Consumer Discretionary - 14.8%
1011778 BC ULC, Senior Secured First Lien, 5.42% (1 mo. SOFR US + 1.75%), 09/23/2030	5,015,209	5,010,194
Allied Universal Holdco LLC, Senior Secured First Lien, 6.92% (1 mo. SOFR US + 3.25%), 08/20/2032	6,234,375	6,253,577
Allwyn Entertainment Financing US LLC, Senior Secured First Lien, 6.17% (3 mo. SOFR US + 2.50%), 11/10/2032	2,000,000	1,965,630
Alterra Mountain Co., Senior Secured First Lien, 6.17% (1 mo. SOFR US + 2.50%), 08/17/2028	3,990,000	4,004,963
Bay Club 1/26 Cov-Lite TL, 0.00%, 01/28/2033 (a)	700,000	699,125
Caesars Entertainment, Inc., Senior Secured First Lien
5.92% (1 mo. SOFR US + 2.25%), 02/06/2030	1,484,765	1,478,737
5.92% (1 mo. SOFR US + 2.25%), 02/06/2031	2,957,337	2,943,290
Chariot Buyer LLC, Senior Secured First Lien, 6.42% (1 mo. SOFR US + 2.75%), 09/08/2032	4,934,297	4,936,813
Fertitta Entertainment LLC, Senior Secured First Lien, 6.92% (1 mo. SOFR US + 3.25%), 01/29/2029	6,631,296	6,625,228
Golden State Foods 1/26 T/L B - target, Senior Secured First Lien, 7.19% (3 mo. SOFR US + 3.50%), 12/05/2031	3,458,196	3,464,507
Grant Thornton Advisors LLC, Senior Secured First Lien, 6.42% (1 mo. SOFR US + 2.75%), 05/30/2031	750,000	741,304
Great Outdoors Group LLC, Senior Secured First Lien, 6.92% (1 mo. SOFR US + 3.25%), 01/23/2032	4,950,000	4,956,806
Groundworks LLC, First Lien, 6.67% (1 mo. Term SOFR + 3.50%), 03/14/2031	498,734	500,058
LC Ahab US Bidco LLC, First Lien, 6.72% (1 mo. Term SOFR + 3.50%), 05/01/2031	2,000,000	2,000,000
MajorDrive Holdings IV LLC, Senior Secured First Lien
8.05% (3 mo. SOFR US + 4.00%), 06/01/2028	2,438,665	2,328,925
9.47% (3 mo. SOFR US + 5.50%), 06/01/2029	982,143	939,380
Motion Finco Sarl, Senior Secured First Lien, 7.17% (3 mo. SOFR US + 3.50%), 11/30/2029	4,945,249	4,245,175
Ovg Business Services LLC, Senior Secured First Lien, 6.67% (1 mo. SOFR US + 3.00%), 06/25/2031	1,496,212	1,495,285
Pacific Bells LLC, Senior Secured First Lien, 7.42% (3 mo. SOFR US + 3.75%), 11/10/2028	997,500	1,002,069
Peer Holding III BV, Senior Secured First Lien, 6.17% (3 mo. SOFR US + 2.50%), 10/28/2030	2,964,774	2,968,109
Pre-Paid Legal Services, Inc., Senior Secured First Lien, 6.92% (1 mo. SOFR US + 3.25%), 12/15/2028	2,875,728	2,709,784
Pye-Barker Fire & Safety LLC, Senior Secured First Lien, 6.21% (3 mo. SOFR US + 2.50%), 12/16/2032	4,350,000	4,357,243
Pye-Barker Fire & Safety LLC, First Lien, 6.26% (1 mo. Term SOFR + 2.50%), 12/16/2032 (b)	650,000	651,082
SeaWorld Parks & Entertainment, Inc., Senior Secured First Lien, 5.67% (1 mo. SOFR US + 2.00%), 12/04/2031	4,638,352	4,628,681
Six Flags Entertainment Corp., Senior Secured First Lien, 5.67% (1 mo. SOFR US + 2.00%), 05/01/2031	3,935,013	3,899,775
SkyMiles IP Ltd., Senior Secured First Lien, 5.17% (3 mo. SOFR US + 1.50%), 10/20/2028	2,743,125	2,765,756
Student Transportation of America Holdings, Inc., Senior Secured First Lien, 6.40% (3 mo. SOFR US + 2.75%), 06/24/2032	304,408	306,405
Student Transportation of America Holdings, Inc., First Lien, 6.86% (1 mo. Term SOFR + 2.75%), 06/24/2032 (b)	228,592	230,091
TRQ Sales LLC, Senior Secured First Lien, 6.94% (3 mo. SOFR US + 3.25%), 12/30/2032	4,000,000	3,990,000
Wand NewCo 3, Inc., Senior Secured First Lien, 6.17% (1 mo. SOFR US + 2.50%), 01/30/2031	4,718,094	4,721,184
Whatabrands LLC, Senior Secured First Lien, 6.17% (1 mo. SOFR US + 2.50%), 08/03/2028	4,915,250	4,916,773
		91,735,949

Consumer Staples - 2.1%
Culligan 1/26 TLB, 0.00%, 01/31/2028	1,800,000	1,802,709
Opal US LLC, Senior Secured First Lien, 6.69% (3 mo. SOFR US + 3.00%), 04/23/2032	1,995,000	1,997,294
PFI Lower Midco LLC, Senior Secured First Lien, 7.67% (1 mo. SOFR US + 4.00%), 12/01/2032	3,000,000	3,018,765
Savor Acquisition, Inc., Senior Secured First Lien, 6.67% (3 mo. SOFR US + 3.00%), 02/19/2032	4,546,121	4,566,487
Savor Acquisition, Inc., First Lien, 7.56% (1 mo. Term SOFR + 3.00%), 02/19/2032 (b)	431,035	432,966
Snacking Investments US LLC, Senior Secured First Lien, 6.67% (3 mo. SOFR US + 3.00%), 10/29/2032	1,000,000	1,004,750
		12,822,971

Energy - 1.6%
CQP Holdco LP, Senior Secured First Lien, 5.42% (1 mo. SOFR US + 1.75%), 12/31/2032	5,115,145	5,101,308
Traverse Midstream Partners LLC, Senior Secured First Lien, 6.17% (3 mo. SOFR US + 2.50%), 02/16/2028	4,934,823	4,948,394
		10,049,702

Financials - 4.9%
Acrisure LLC, Senior Secured First Lien, 6.67% (1 mo. SOFR US + 3.00%), 11/06/2030	4,206,894	4,200,057
Alera Group, Inc., First Lien, 6.47% (1 mo. Term SOFR + 2.75%), 05/28/2032	450,000	449,401
Amynta Agency Borrower, Inc., Senior Secured First Lien, 6.17% (1 mo. SOFR US + 2.50%), 12/29/2031	2,000,000	1,991,880
Apex Group Treasury LLC, Senior Secured First Lien, 7.39% (3 mo. SOFR US + 3.50%), 02/27/2032	4,974,937	4,608,036
Avolon TLB Borrower 1 US LLC, Senior Secured First Lien, 5.42% (1 mo. SOFR US + 1.75%), 06/24/2030	3,107,667	3,124,339
Baldwin Insurance Group Holdings LLC, Senior Secured First Lien, 6.18% (1 mo. SOFR US + 2.50%), 05/27/2031	1,000,000	997,085
Broadstreet Partners Group LLC, First Lien, 6.22% (1 mo. Term SOFR + 3.00%), 06/16/2031	650,000	647,303
Chrysaor Bidco Sarl, Senior Secured First Lien, 6.90% (3 mo. SOFR US + 3.25%), 10/30/2031	1,496,250	1,504,479
Focus Financial Partners LLC, First Lien, 6.22% (1 mo. Term SOFR + 2.75%), 09/15/2031	1,050,000	1,045,228
HUB International Ltd., Senior Secured First Lien, 5.92% (3 mo. SOFR US + 2.25%), 06/20/2030	5,654,603	5,661,784
Hyperion Refinance Sarl, Senior Secured First Lien, 6.42% (1 mo. SOFR US + 2.75%), 02/18/2031	1,990,000	1,989,861
Jones Deslauriers Insurance Management, Inc., 6.83% (1 mo. Term SOFR + 3.00%), 01/31/2033	1,000,000	1,001,405
Kestra Advisor Services Holdings A, Inc., Senior Secured First Lien, 6.67% (1 mo. SOFR US + 3.00%), 03/24/2031	997,481	995,741
Orion Advisor Solutions, Inc., 6.67% (1 mo. Term SOFR + 2.75%), 09/09/2030	300,000	299,720
Pioneer AcquisitionCo LLC, Senior Secured First Lien, 6.94% (3 mo. SOFR US + 3.25%), 10/27/2032	2,000,000	2,016,250
		30,532,569

Health Care - 2.6%
Alkermes, Inc., 6.93% (1 mo. Term SOFR + 2.75%), 01/28/2031	700,000	703,500
Bausch + Lomb Corp., Senior Secured First Lien, 7.42% (1 mo. SOFR US + 3.75%), 01/15/2031	4,835,991	4,878,306
BioMarin Pharmaceutical T/L B (1/26), 5.42%, 01/26/2033	1,000,000	1,002,500
Curium Bidco Sarl, First Lien, 6.67% (1 mo. Term SOFR + 3.00%), 08/07/2031	400,000	401,916
Hologic (1/26) (USD) T/L B, 6.67%, 01/17/2033	1,750,000	1,739,395
Medline Borrower LP, Senior Secured First Lien, 5.47% (1 mo. SOFR US + 1.75%), 10/23/2030	4,727,205	4,746,184
PAREXEL International Corp., Senior Secured First Lien, 6.42% (1 mo. SOFR US + 2.75%), 12/12/2031	2,362,325	2,365,278
		15,837,079

Industrials - 19.7%
Aggreko Holdings, Inc., 6.87% (1 mo. Term SOFR + 3.00%), 05/21/2031	750,000	748,009
Apple Bidco LLC, Senior Secured First Lien, 6.17% (1 mo. SOFR US + 2.50%), 09/23/2031	6,914,376	6,926,546
Asplundh Tree Expert LLC, Senior Secured First Lien, 5.42% (1 mo. SOFR US + 1.75%), 05/23/2031	4,923,456	4,936,282
Azuria Water Solutions, Inc., 6.68% (1 mo. Term SOFR + 2.75%), 01/27/2033	2,000,000	1,992,500
Bleriot US Bidco, Inc., Senior Secured First Lien, 6.17% (3 mo. SOFR US + 2.50%), 10/17/2030	4,974,811	4,981,477
Chart Industries, Inc., Senior Secured First Lien, 6.16% (3 mo. SOFR US + 2.50%), 03/18/2030	3,791,653	3,804,696
Columbus McKinnon Corp., 7.18% (1 mo. Term SOFR + 3.50%), 01/24/2033	1,550,000	1,542,250
CompoSecure Holdings LLC, Senior Secured First Lien, 5.93% (3 mo. SOFR US + 2.25%), 01/14/2033	700,000	699,566
Core & Main LP, Senior Secured First Lien, 5.69% (3 mo. SOFR US + 2.00%), 02/10/2031	3,429,088	3,434,454
CoreLogic, Inc., Senior Secured First Lien, 7.40% (1 mo. SOFR US + 3.50%), 06/02/2028	4,910,359	4,909,353
Crosby US Acquisition Corp., Senior Secured First Lien, 15.53% (1 mo. SOFR US + 3.50%), 08/16/2029	3,441,328	3,448,039
Cube Industrials Buyer, Inc., Senior Secured First Lien, 6.67% (3 mo. SOFR US + 3.00%), 10/20/2031	3,870,799	3,888,546
DG Investment Intermediate Holdings 2, Inc., Senior Secured First Lien, 6.92% (1 mo. SOFR US + 3.25%), 07/12/2032	500,000	502,082
Doosan Bobcat North America, Inc., Senior Secured First Lien, 5.67% (3 mo. SOFR US + 2.00%), 04/20/2029	4,426,402	4,448,534
DXP Enterprises, Inc., Senior Secured First Lien, 6.92% (1 mo. SOFR US + 3.25%), 10/11/2030	748,125	753,923
Dycom Industries, Inc., 5.43% (1 mo. Term SOFR + 1.75%), 01/27/2033	950,000	952,973
Dynasty Acquisition Co., Inc., Senior Secured First Lien, 5.67% (1 mo. SOFR US + 2.00%), 10/31/2031	6,435,000	6,459,485
Emrld Borrower LP, Senior Secured First Lien, 14.34% (3 mo. SOFR US + 2.25%), 05/31/2030	4,262,243	4,263,031
Engineered Machinery Holdings, Inc., Senior Secured First Lien, 6.92% (3 mo. SOFR US + 3.25%), 11/26/2032	2,451,171	2,463,856
Engineered Machinery Holdings, Inc., Senior Secured Second Lien, 10.20% (3 mo. SOFR US + 6.00%), 05/21/2029	600,000	606,000
FCG Acquisitions, Inc., Senior Secured First Lien, 6.92% (1 mo. SOFR US + 3.25%), 04/03/2028	4,973,971	4,987,450
Filtration Group Corp., Senior Secured First Lien, 6.42% (1 mo. SOFR US + 2.75%), 10/23/2028	3,793,842	3,805,319
Gates Corp., Senior Secured First Lien
5.42% (1 mo. SOFR US + 1.75%), 11/16/2029	3,448,398	3,456,864
5.42% (1 mo. SOFR US + 1.75%), 06/04/2031	742,481	744,248
Goat Holdco LLC, Senior Secured First Lien, 6.17% (1 mo. SOFR US + 2.50%), 01/27/2032	4,838,710	4,846,065
Hillenbrand 1/26 (USD) Cov-Lite, 7.17%, 01/21/2033	1,500,000	1,497,187
Indicor LLC, Senior Secured First Lien, 10.87% (3 mo. SOFR US + 2.75%), 11/23/2029	3,931,596	3,936,059
Karman Holdings T/L B (1/26), 6.42%, 04/01/2032	400,000	401,752
Legence Holdings LLC, Senior Secured First Lien, 5.92% (1 mo. SOFR US + 2.25%), 12/16/2031	500,000	502,313
Madison IAQ LLC, Senior Secured First Lien, 6.13% (6 mo. SOFR US + 2.50%), 06/21/2028	4,903,454	4,911,446
OPENLANE, Inc., Senior Secured First Lien, 6.36% (3 mo. SOFR US + 2.50%), 10/08/2032	1,250,000	1,252,344
Oregon Tool Lux LP, Senior Secured Second Lien, 8.40% (3 mo. SOFR US + 4.00%), 10/15/2029	3,141,777	2,057,864
Pro Mach Group, Inc., Senior Secured First Lien, 6.42% (1 mo. SOFR US + 2.75%), 10/18/2032	1,150,000	1,152,162
Propulsion BC Finco Sarl, Senior Secured First Lien, 6.17% (3 mo. SOFR US + 2.50%), 12/01/2032	1,000,000	1,002,505
Resilience Parent LLC, 6.43% (1 mo. Term SOFR + 2.50%), 01/24/2033	500,000	500,000
Salas O'brien, Inc., 6.42% (1 mo. Term SOFR + 2.75%), 01/24/2033	1,000,000	1,002,500
SBA Senior Finance II LLC, Senior Secured First Lien, 5.43% (1 mo. SOFR US + 1.75%), 01/27/2031	2,893,609	2,906,124
SPX FLOW, Inc., Senior Secured First Lien, 6.42% (1 mo. SOFR US + 2.75%), 04/05/2029	5,272,617	5,282,002
STS Operating, Inc., First Lien, 7.82% (1 mo. Term SOFR + 4.00%), 03/25/2031	800,000	798,504
TK Elevator US Newco, Inc., Senior Secured First Lien, 6.38% (6 mo. SOFR US + 2.75%), 04/30/2030	4,439,108	4,455,489
TransDigm, Inc., Senior Secured First Lien
5.97% (1 mo. SOFR US + 2.25%), 03/22/2030	1,597,202	1,597,601
6.22% (1 mo. SOFR US + 2.50%), 02/28/2031	3,944,950	3,947,573
WEC US Holdings, Inc., Senior Secured First Lien, 5.70% (1 mo. SOFR US + 2.00%), 01/27/2031	4,927,469	4,928,602
		121,733,575

Information Technology - 8.9%
Applied Systems, Inc., Senior Secured First Lien, 6.17% (3 mo. SOFR US + 2.50%), 02/24/2031	5,437,762	5,408,017
AthenaHealth Group, Inc., Senior Secured First Lien, 6.42% (1 mo. SOFR US + 2.75%), 02/15/2029	4,755,655	4,702,653
BCPE Pequod Buyer, Inc., Senior Secured First Lien, 6.42% (3 mo. SOFR US + 2.75%), 11/25/2031	4,980,019	4,967,046
CCC Intelligent Solutions, Inc., Senior Secured First Lien, 5.67% (1 mo. SOFR US + 2.00%), 01/23/2032	249,516	247,957
Central Parent LLC, Senior Secured First Lien, 6.92% (3 mo. SOFR US + 3.25%), 07/06/2029	3,950,006	3,179,755
Darktrace Finco US LLC, Senior Secured First Lien, 6.90% (3 mo. SOFR US + 3.25%), 10/09/2031	498,744	487,417
Dawn Bidco LLC, 7.67% (1 mo. Term SOFR + 3.00%), 10/07/2032	1,250,000	1,217,969
Ellucian Holdings, Inc., Senior Secured First Lien, 6.17% (1 mo. SOFR US + 2.50%), 10/09/2029	1,246,859	1,235,638
Epicor Software Corp., First Lien, 6.22% (1 mo. Term SOFR + 2.75%), 05/30/2031	6,380,204	6,347,314
Icon Parent, Inc., Senior Secured First Lien
6.41% (3 mo. SOFR US + 2.75%), 11/13/2031	223,478	220,545
6.44% (3 mo. SOFR US + 2.75%), 11/13/2031	1,026,522	1,013,049
IGT Holding IV AB, 6.67% (1 mo. Term SOFR + 3.00%), 09/02/2031	900,000	892,687
Mitchell International, Inc., First Lien, 6.67% (1 mo. Term SOFR + 3.00%), 06/17/2031	750,000	735,469
Peraton Corp., Senior Secured First Lien, 7.62% (3 mo. SOFR US + 3.75%), 02/01/2028	2,420,640	2,240,605
Polaris Newco LLC, Senior Secured First Lien, 7.79% (3 mo. SOFR US + 3.75%), 06/05/2028	5,151,409	4,772,162
Tempo Acquisition LLC, Senior Secured First Lien, 5.42% (1 mo. SOFR US + 1.75%), 08/31/2028	5,001,816	4,604,447
UKG, Inc., Senior Secured First Lien, 6.17% (3 mo. SOFR US + 2.50%), 02/10/2031	5,930,138	5,795,464
X Corp., Senior Secured First Lien
10.60% (6 mo. SOFR US + 6.50%), 10/29/2029	3,979,487	3,979,069
9.50% (Fixed Rate), 10/29/2029	3,000,000	3,110,250
		55,157,513

Materials - 4.0%
BradyPlus Holdings LLC, Senior Secured First Lien, 7.19% (3 mo. SOFR US + 3.50%), 12/29/2032	4,750,000	4,730,193
Chemours Co., Senior Secured First Lien, 7.17% (1 mo. SOFR US + 3.50%), 10/15/2032	2,000,000	1,993,000
CoorsTek, Inc., Senior Secured First Lien, 6.67% (3 mo. SOFR US + 3.00%), 10/28/2032	1,000,000	1,005,830
Element Solutions, Inc., 5.71% (1 mo. Term SOFR + 1.75%), 12/18/2030	1,250,000	1,256,644
Graham Packaging Co., Inc., 6.68% (1 mo. Term SOFR + 2.25%), 01/14/2033	400,000	400,146
Iris Holding, Inc., Senior Secured First Lien
14.85% (3 mo. SOFR US + 4.75%), 06/28/2028	761,421	738,819
8.62% (3 mo. SOFR US + 4.75%), 06/28/2028	711,929	690,795
Nouryon Finance BV, Senior Secured First Lien, 7.04% (6 mo. SOFR US + 3.25%), 04/03/2028	1,164,604	1,166,060
Paint Intermediate III LLC, 6.87% (3 mo. Term SOFR + 3.00%), 10/09/2031	748,116	747,652
Pregis TopCo LLC, Senior Secured First Lien, 7.67% (1 mo. SOFR US + 4.00%), 02/01/2029	1,944,332	1,953,139
Proampac PG Borrower LLC, Senior Secured First Lien
17.20% (3 mo. SOFR US + 4.00%), 09/15/2028	1,274,528	1,277,446
7.67% (3 mo. SOFR US + 4.00%), 09/15/2028	1,630,413	1,634,146
Quikrete Holdings, Inc., Senior Secured First Lien, 5.92% (1 mo. SOFR US + 2.25%), 04/14/2031	6,857,566	6,869,944
		24,463,814

Utilities - 0.1%
Talen Energy Supply LLC, Senior Secured First Lien, 5.67% (3 mo. SOFR US + 2.00%), 11/26/2032	500,000	500,750
TOTAL BANK LOANS (Cost $371,741,337)		369,274,366

COLLATERALIZED LOAN OBLIGATIONS - 31.1%	Par	Value
Aimco CDO
Series 2019-10A, Class ERR, 9.32% (3 mo. Term SOFR + 5.65%), 07/22/2037 (c)	825,000	832,607
Series 2020-11A, Class ER2, 9.02% (3 mo. Term SOFR + 5.35%), 07/17/2037 (c)	3,000,000	3,039,362
Series 2021-15A, Class ER, 8.27% (3 mo. Term SOFR + 4.60%), 04/17/2038 (c)	2,000,000	2,026,101
AIMCO CLO Series 2018-B, Series 2018-BA, Class ER, 9.97% (3 mo. Term SOFR + 6.30%), 04/16/2037 (c)	2,000,000	2,011,738
ARES CLO, Series 2017-43A, Class A1R2, 5.02% (3 mo. Term SOFR + 1.35%), 01/15/2038 (c)	5,000,000	5,026,087
Arini US CLO Ltd., Series 2A, Class E, 9.32% (3 mo. Term SOFR + 5.65%), 03/31/2038 (c)	1,000,000	1,014,815
Benefit Street Partners CLO Ltd.
Series 2015-6BR, Class A1R, 4.85% (3 mo. Term SOFR + 1.18%), 04/20/2038 (c)	5,000,000	5,015,961
Series 2021-23A, Class DR, 6.57% (3 mo. Term SOFR + 2.90%), 04/25/2034 (c)	3,000,000	3,027,577
Series 2021-24A, Class ER, 8.27% (3 mo. Term SOFR + 4.60%), 10/20/2034 (c)	1,625,000	1,629,111
Series 2021-25A, Class ER, 8.27% (3 mo. Term SOFR + 4.60%), 01/15/2035 (c)	1,000,000	997,076
Series 2022-29A, Class ER, 8.27% (3 mo. Term SOFR + 4.60%), 01/25/2038 (c)	1,000,000	1,009,798
Benefit Street Partners CLO XII LLC, Series 2020-22A, Class ERR, 8.57% (3 mo. Term SOFR + 4.90%), 04/20/2035 (c)	1,000,000	1,011,988
Birch Grove CLO, Series 2025-12A, Class SUB, 0.00%, 04/22/2038 (c)(d)	1,000,000	866,650
Blue Owl Trust, Series 2025-1A, Class E, 9.27% (3 mo. Term SOFR + 5.60%), 01/20/2039 (c)	1,000,000	1,002,679
Bowling Green Park CLO LLC, Series 2019-1A, Class ERR, 8.17% (3 mo. Term SOFR + 4.50%), 04/18/2035 (c)	2,000,000	1,945,892
Bryant Park Funding Ltd., Series 2024-25A, Class E, 9.42% (3 mo. Term SOFR + 5.75%), 01/18/2038 (c)	1,000,000	1,008,660
Captree Park CLO Ltd., Series 2024-1A, Class E, 9.67% (3 mo. Term SOFR + 6.00%), 07/20/2037 (c)	1,000,000	1,010,976
CarVal CLO, Series 2023-1A, Class ER, 10.02% (3 mo. Term SOFR + 6.35%), 07/20/2037 (c)	2,000,000	1,991,325
CIFC Funding Ltd.
Series 2014-2RA, Class AR, 5.03% (3 mo. Term SOFR + 1.36%), 10/24/2037 (c)	3,000,000	3,016,027
Series 2019-6A, Class A1R, 5.12% (3 mo. Term SOFR + 1.45%), 07/16/2037 (c)	2,000,000	2,009,124
Series 2024-1A, Class E, 10.27% (3 mo. Term SOFR + 6.60%), 04/18/2037 (c)	1,000,000	1,009,668
Clover CLO
Series 2018-1A, Class ERR, 10.07% (3 mo. Term SOFR + 6.40%), 04/20/2037 (c)	1,650,000	1,648,899
Series 2021-3A, Class ER, 8.57% (3 mo. Term SOFR + 4.90%), 01/25/2035 (c)	1,000,000	1,002,461
Diameter Capital CLO, Series 2024-6A, Class D, 10.84% (3 mo. Term SOFR + 7.17%), 04/15/2037 (c)	1,200,000	1,210,040
DIAMETER CAPITAL CLO, Series 2024-7A, Class D, 9.77% (3 mo. Term SOFR + 6.10%), 07/20/2037 (c)	1,000,000	1,011,329
Eldridge CLO Ltd., Series 2025-1A, Class D1, 6.87% (3 mo. Term SOFR + 2.95%), 10/20/2038 (c)	1,750,000	1,779,079
Elmwood CLO Ltd.
Series 2020-2A, Class D1RR, 6.82% (3 mo. Term SOFR + 3.15%), 10/20/2037 (c)	3,000,000	3,028,141
Series 2021-4A, Class ER, 8.37% (3 mo. Term SOFR + 4.70%), 01/20/2038 (c)	3,000,000	3,006,247
Series 2022-2A, Class ER, 0.00% (3 mo. Term SOFR + 6.00%), 04/22/2035 (c)	1,335,000	1,305,940
Series 2022-4A, Class ER, 9.37% (3 mo. Term SOFR + 5.70%), 07/17/2037 (c)	1,275,000	1,284,026
Series 2023-1A, Class AR, 4.87% (3 mo. Term SOFR + 1.20%), 04/17/2038 (c)	2,500,000	2,509,513
Series 2023-2A, Class ER, 9.57% (3 mo. Term SOFR + 5.90%), 04/16/2036 (c)	2,500,000	2,530,748
Series 2023-3A, Class ER, 8.77% (3 mo. Term SOFR + 5.10%), 01/17/2038 (c)	3,000,000	3,038,620
Series 2024-10A, Class E, 9.02% (3 mo. Term SOFR + 5.35%), 10/17/2037 (c)	2,000,000	2,025,142
Series 2024-13A, Class E1, 8.42% (3 mo. Term SOFR + 4.75%), 01/17/2038 (c)	1,855,000	1,879,048
Series 2024-1A, Class E, 8.92% (3 mo. Term SOFR + 5.25%), 04/17/2037 (c)	2,930,000	2,953,315
Series 2024-4A, Class E, 9.67% (3 mo. Term SOFR + 6.00%), 04/17/2037 (c)	1,550,000	1,558,459
Series 2025-1A, Class E, 8.17% (3 mo. Term SOFR + 4.50%), 04/22/2038 (c)	1,000,000	1,009,818
Flatiron CLO Ltd.
Series 2021-1A, Class ER, 9.57% (3 mo. Term SOFR + 5.90%), 10/19/2037 (c)	1,250,000	1,246,927
Series 2021-2A, Class ER, 7.92% (3 mo. Term SOFR + 4.25%), 10/15/2034 (c)	1,200,000	1,189,386
Series 2025-32A, Class E, 8.57% (3 mo. Term SOFR + 4.90%), 10/22/2038 (c)	2,000,000	2,034,449
Series 2025-32A, Class SUB, 0.00%, 10/22/2038 (c)(d)	1,000,000	724,730
Galaxy CLO Ltd., Series 2024-34A, Class E, 9.57% (3 mo. Term SOFR + 5.90%), 10/20/2037 (c)	1,875,000	1,885,134
Garnet CLO Ltd., Series 2025-1A, Class D, 7.07% (3 mo. Term SOFR + 3.40%), 07/20/2037 (c)	1,000,000	1,005,368
GoldenTree Loan Management US CLO, Series 2017-1A, Class FR2, 11.43% (3 mo. Term SOFR + 7.76%), 04/20/2034 (c)	1,000,000	981,304
Goldentree Loan Opportunities Ltd.
Series 2022-12A, Class ER, 9.37% (3 mo. Term SOFR + 5.70%), 07/20/2037 (c)	1,000,000	1,007,808
Series 2025-25A, Class E, 9.42% (3 mo. Term SOFR + 5.75%), 04/20/2038 (c)	2,000,000	2,024,212
Golub Capital Partners CLO Ltd., Series 2023-66A, Class AR, 5.12% (3 mo. Term SOFR + 1.45%), 07/25/2038 (c)	4,000,000	4,017,860
Greenacre Park CLO LLC, Series 2021-2A, Class ER, 9.67% (3 mo. Term SOFR + 6.00%), 07/20/2038 (c)	700,000	694,996
ICG US CLO Ltd., Series 2024-1A, Class E, 10.75% (3 mo. Term SOFR + 7.08%), 04/15/2037 (c)	1,675,000	1,696,434
Invesco CLO Ltd., Series 2023-1A, Class ER, 10.57% (3 mo. Term SOFR + 6.90%), 04/22/2037 (c)	1,180,000	1,174,180
Madison Park Funding Ltd., Series 2024-58A, Class E, 10.32% (3 mo. Term SOFR + 6.65%), 04/25/2037 (c)	1,000,000	1,001,812
Magnetite CLO Ltd.
Series 2016-17A, Class DR2, 7.17% (3 mo. Term SOFR + 3.50%), 04/20/2037 (c)	3,000,000	3,003,277
Series 2019-22A, Class ERR, 9.07% (3 mo. Term SOFR + 5.40%), 07/15/2036 (c)	1,900,000	1,904,770
Series 2020-26A, Class AR2, 4.82% (3 mo. Term SOFR + 1.15%), 01/25/2038 (c)	3,000,000	3,007,911
Series 2020-26A, Class ER2, 8.37% (3 mo. Term SOFR + 4.70%), 01/25/2038 (c)	3,000,000	3,026,018
Series 2021-29A, Class ER, 9.67% (3 mo. Term SOFR + 6.00%), 07/15/2037 (c)	1,000,000	1,009,348
Series 2021-30A, Class ER, 9.21% (3 mo. Term SOFR + 5.35%), 10/25/2037 (c)	1,475,000	1,494,451
Series 2023-37A, Class D1R, 6.17% (3 mo. Term SOFR + 2.50%), 10/25/2038 (c)	2,000,000	2,016,765
Series 2024-40A, Class E, 9.42% (3 mo. Term SOFR + 5.75%), 07/15/2037 (c)	1,955,000	1,979,759
Series 2024-41A, Class E, 8.57% (3 mo. Term SOFR + 4.90%), 01/25/2038 (c)	1,260,000	1,277,689
Series 2025-48A, Class E, 8.52% (3 mo. Term SOFR + 4.85%), 10/15/2038 (c)	3,000,000	3,050,619
Neuberger Berman CLO Ltd.
Series 2017-16SA, Class ER2, 8.57% (3 mo. Term SOFR + 4.90%), 04/15/2039 (c)	2,000,000	2,007,786
Series 2019-34A, Class A1R2, 4.97% (3 mo. Term SOFR + 1.30%), 07/20/2039 (c)	5,000,000	5,027,500
Series 2019-34A, Class ER2, 8.67% (3 mo. Term SOFR + 5.00%), 07/20/2039 (c)	2,125,000	2,149,254
Series 2021-42A, Class ER, 8.27% (3 mo. Term SOFR + 4.60%), 07/16/2036 (c)	1,050,000	1,043,659
Series 2021-43A, Class ER, 8.27% (3 mo. Term SOFR + 4.60%), 07/17/2036 (c)	1,670,000	1,662,591
Series 2021-44A, Class ER, 8.82% (3 mo. Term SOFR + 5.15%), 10/16/2035 (c)	2,400,000	2,394,014
Series 2022-50A, Class ER, 9.17% (3 mo. Term SOFR + 5.50%), 07/23/2036 (c)	3,000,000	3,006,481
Series 2024-59A, Class E, 8.47% (3 mo. Term SOFR + 4.80%), 01/23/2039 (c)	1,000,000	1,014,085
Neuberger Berman Loan Advisers NBLA CLO 53 Ltd., Series 2024-56A, Class E, 9.42% (3 mo. Term SOFR + 5.75%), 07/24/2037 (c)	1,395,000	1,407,706
Ocean Trails CLO, Series 2024-16A, Class E, 10.36% (3 mo. Term SOFR + 6.69%), 01/20/2038 (c)	1,000,000	1,003,652
OCP CLO Ltd.
Series 2017-14A, Class A1R, 5.04% (3 mo. Term SOFR + 1.37%), 07/20/2037 (c)	2,000,000	2,008,398
Series 2019-17A, Class D1R2, 6.77% (3 mo. Term SOFR + 3.10%), 07/20/2037 (c)	1,500,000	1,514,310
Series 2024-37A, Class E, 9.17% (3 mo. Term SOFR + 5.50%), 10/15/2037 (c)	2,090,000	2,113,939
Series 2025-40A, Class SUB, 0.00%, 04/16/2038 (c)(d)	1,000,000	746,070
Octagon Investment Partners Ltd., Series 2021-1A, Class A1, 5.05% (3 mo. Term SOFR + 1.38%), 07/15/2034 (c)	1,000,000	1,001,125
OHA Credit Funding
Series 2018-1A, Class ER, 10.17% (3 mo. Term SOFR + 6.50%), 04/20/2037 (c)	1,000,000	1,007,832
Series 2019-3A, Class ER2, 8.67% (3 mo. Term SOFR + 5.00%), 01/20/2038 (c)	1,860,000	1,884,375
Series 2020-5A, Class ER, 9.07% (3 mo. Term SOFR + 5.40%), 10/18/2037 (c)	2,000,000	2,026,061
Series 2022-11A, Class ER, 9.07% (3 mo. Term SOFR + 5.40%), 07/19/2037 (c)	3,000,000	3,026,653
Series 2025-21A, Class E, 8.60% (3 mo. Term SOFR + 4.65%), 10/20/2038 (c)	2,000,000	2,028,258
Series 2025-22A, Class E, 9.22% (3 mo. Term SOFR + 5.55%), 07/20/2038 (c)	1,275,000	1,285,771
OHA Credit Partners Ltd.
Series 2012-7A, Class ER4, 8.39% (3 mo. Term SOFR + 4.50%), 02/20/2038 (c)	2,150,000	2,163,267
Series 2015-11A, Class ER2, 9.42% (3 mo. Term SOFR + 5.75%), 04/20/2037 (c)	1,330,000	1,344,442
Series 2017-14A, Class ER, 9.12% (3 mo. Term SOFR + 5.45%), 07/21/2037 (c)	1,175,000	1,190,702
Series 2021-16A, Class ER, 9.17% (3 mo. Term SOFR + 5.50%), 10/18/2037 (c)	1,760,000	1,781,878
OHA Loan Funding Ltd., Series 2016-1A, Class ER2, 9.37% (3 mo. Term SOFR + 5.70%), 07/20/2037 (c)	1,625,000	1,641,481
Palmer Square Loan Funding Ltd.
Series 2022-4A, Class DR, 8.42% (3 mo. Term SOFR + 4.75%), 07/24/2031 (c)	1,000,000	1,001,184
Series 2024-2A, Class D, 8.37% (3 mo. Term SOFR + 4.70%), 01/15/2033 (c)	1,000,000	1,001,791
Series 2024-3A, Class D, 9.26% (3 mo. Term SOFR + 5.40%), 08/08/2032 (c)	1,000,000	1,001,848
Series 2024-3A, Class DR, 0.00% (3 mo. Term SOFR + 3.75%), 08/08/2032 (c)	1,375,000	1,376,375
Parallel CLO Ltd., Series 2020-1A, Class A1R, 5.15% (3 mo. Term SOFR + 1.48%), 07/20/2034 (c)	2,000,000	2,004,325
Pikes Peak CLO, Series 2020-6A, Class ERR, 8.47% (3 mo. Term SOFR + 4.60%), 05/18/2034 (c)	3,000,000	2,991,022
Rad CLO
Series 2021-12A, Class A1AR, 4.99% (3 mo. Term SOFR + 1.32%), 07/30/2040 (c)	5,000,000	5,029,840
Series 2024-25A, Class D1, 6.82% (3 mo. Term SOFR + 3.15%), 07/20/2037 (c)	2,500,000	2,517,547
Symphony CLO Ltd., Series 2022-37A, Class DR, 8.57% (3 mo. Term SOFR + 4.90%), 01/20/2037 (c)	1,250,000	1,250,062
Trimaran CAVU LLC, Series 2021-3A, Class E, 11.30% (3 mo. Term SOFR + 7.63%), 01/18/2035 (c)	1,925,000	1,932,533
Trinitas CLO Ltd., Series 2024-27A, Class E, 11.00% (3 mo. Term SOFR + 7.33%), 04/18/2037 (c)	1,000,000	1,009,888
Voya CLO Ltd., Series 2020-2A, Class A1RR, 4.98% (3 mo. Term SOFR + 1.31%), 01/20/2038 (c)	5,000,000	5,025,001
Wellington Management Clo 2 Ltd., Series 2024-2A, Class E, 10.57% (3 mo. Term SOFR + 6.90%), 04/20/2037 (c)	1,510,000	1,522,781
Wellington Management CLO Ltd., Series 2023-1A, Class ER, 9.17% (3 mo. Term SOFR + 5.50%), 10/20/2038 (c)	1,825,000	1,851,018
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $192,198,195)		192,735,759

CORPORATE BONDS - 8.4%	Par	Value
Communication Services - 0.8%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.25%, 02/01/2031 (c)	3,000,000	2,749,315
Discovery Communications LLC, 3.63%, 05/15/2030	2,000,000	1,850,120
		4,599,435

Consumer Discretionary - 2.1%
1011778 BC ULC / New Red Finance, Inc., 4.00%, 10/15/2030 (c)	2,000,000	1,906,251
Caesars Entertainment, Inc., 4.63%, 10/15/2029 (c)(e)	2,000,000	1,921,047
MajorDrive Holdings IV LLC, 6.38%, 06/01/2029 (c)	2,000,000	1,619,046
Merlin Entertainments Group US Holdings, Inc., 7.38%, 02/15/2031 (c)	2,000,000	1,694,902
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC, 10.00%, 01/15/2031 (c)	3,000,000	2,831,177
SeaWorld Parks & Entertainment, Inc., 5.25%, 08/15/2029 (c)(e)	3,000,000	2,934,357
		12,906,780

Energy - 1.3%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.38%, 06/15/2029 (c)	2,000,000	2,004,396
Energy Transfer LP, 7.13% to 10/01/2029 then 5 yr. CMT Rate + 2.83%, 10/01/2054	3,000,000	3,107,745
Venture Global LNG, Inc., 9.88%, 02/01/2032 (c)	3,000,000	3,173,892
		8,286,033

Financials - 1.0%
Barclays PLC, 7.63% to 09/15/2035 then USISSO05 + 3.69%, Perpetual	3,000,000	3,234,645
UBS Group AG, 7.13% to 02/10/2035 then USISSO05 + 3.18%, Perpetual (c)	3,000,000	3,075,507
		6,310,152

Industrials - 1.3%
BWX Technologies, Inc., 4.13%, 04/15/2029 (c)	2,000,000	1,960,353
EquipmentShare.com, Inc., 9.00%, 05/15/2028 (c)	3,000,000	3,139,143
GFL Environmental, Inc., 4.38%, 08/15/2029 (c)	3,000,000	2,941,009
Oregon Tool Lux LP, 7.88%, 10/15/2029 (c)	397,800	176,275
		8,216,780

Information Technology - 0.6%
Oracle Corp., 5.38%, 09/27/2054	3,000,000	2,419,355
UKG, Inc., 6.88%, 02/01/2031 (c)	1,500,000	1,499,989
		3,919,344

Materials - 0.6%
Olympus Water US Holding Corp., 7.25%, 06/15/2031 (c)	3,000,000	3,077,532
Standard Industries, Inc., 4.75%, 01/15/2028 (c)	500,000	497,694
		3,575,226

Utilities - 0.7%
NRG Energy, Inc., 3.63%, 02/15/2031 (c)	1,500,000	1,405,806
XPLR Infrastructure Operating Partners LP, 7.25%, 01/15/2029 (c)(e)	3,000,000	3,097,074
		4,502,880
TOTAL CORPORATE BONDS (Cost $52,337,274)		52,316,630

EXCHANGE TRADED FUNDS - 1.4%	Shares	Value
iShares 0-5 Year High Yield Corporate Bond ETF	46,980	2,024,838
iShares iBoxx $ High Yield Corporate Bond ETF (e)	27,002	2,190,402
State Street SPDR Bloomberg High Yield Bond ETF	22,196	2,171,213
State Street SPDR Bloomberg Short Term High Yield Bond ETF	79,365	2,018,252
TOTAL EXCHANGE TRADED FUNDS (Cost $8,204,260)		8,404,705

CLOSED-END FUNDS - 0.0%(f)	Shares	Value
Eagle Point Credit Co., Inc.	1,905	10,325
TOTAL CLOSED-END FUNDS (Cost $33,494)		10,325

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 1.1%	Units	Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.77% (g)	6,502,290	6,502,290
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $6,502,290)		6,502,290

TOTAL INVESTMENTS - 101.7% (Cost $631,016,850)		629,244,075
Liabilities in Excess of Other Assets - (1.7)%		(10,382,940)
TOTAL NET ASSETS - 100.0%		$618,861,135

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
USISSO05- 5 Year US Dollar SOFR Swap Rate
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Zero coupon bonds make no periodic interest payments.
(b)	As of January 31, 2026, the Fund had entered into the following commitments to fund various revolving and delayed draw senior secured and subordinated loans. Such commitments are subject to the satisfaction of certain conditions set forth in the documents governing these loans and there can be no assurance that such conditions will be satisfied. All values are reflected at par.

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
Pye-Barker Fire & Safety LLC	First Lien	$650,000	$520,000	$130,000
Savor Acquisition, Inc.	First Lien	431,035	0	431,035
Student Transportation of America Holdings, Inc.	First Lien	228,592	0	228,592
		$1,309,627	$520,000	$789,627

(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of January 31, 2026, the value of these securities total $234,440,524 or 37.9% of the Fund’s net assets.

(d)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of January 31, 2026.

(e)	All or a portion of this security is on loan as of January 31, 2026. The fair value of these securities was $6,375,230.
(f)	Represents less than 0.05% of net assets.
(g)	The rate shown represents the 7-day annualized yield as of January 31, 2026.

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

Pacer Aristotle Pacific Floating Rate High Income ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Bank Loans	$–	$369,274,366	$–	$369,274,366
Collateralized Loan Obligations	–	192,735,759	–	192,735,759
Corporate Bonds	–	52,316,630	–	52,316,630
Exchange Traded Funds	8,404,705	–	–	8,404,705
Closed-End Funds	10,325	–	–	10,325
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	6,502,290
Total Investments	$8,415,030	$614,326,755	$–	$629,244,075

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $6,502,290 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.